The Company and Nature of Operations (Information of Subsidiaries and VIEs) (Details)	12 Months Ended
Dec. 31, 2022
Sohu.com (Hong Kong) Limited [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation	Apr. 19, 2000
Place of Incorporation	Hong Kong
Effective Interest held through equity ownership/contractual arrangements.	100.00%
Beijing Sohu New Era Information Technology Co., Ltd. ("Sohu Era") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation	Jul. 25, 2003
Place of Incorporation	People’s Republic of China
Effective Interest held through equity ownership/contractual arrangements.	100.00%
Sohu.com (Search) Limited ("Sohu Search") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation	Oct. 28, 2005
Place of Incorporation	Cayman Islands
Effective Interest held through equity ownership/contractual arrangements.	100.00%
Beijing Sohu New Media Information Technology Co., Ltd. ("Sohu Media") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation	Jun. 19, 2006
Place of Incorporation	People’s Republic of China
Effective Interest held through equity ownership/contractual arrangements.	100.00%
Changyou.com Limited ("Changyou") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation	Aug. 06, 2007
Place of Incorporation	Cayman Islands
Effective Interest held through equity ownership/contractual arrangements.	100.00%
Changyou.com (HK) Limited ("Changyou HK") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation	Aug. 13, 2007
Place of Incorporation	Hong Kong
Effective Interest held through equity ownership/contractual arrangements.	100.00%
Beijing AmazGame Age Internet Technology Group Co., Ltd. ("AmazGame") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation	Sep. 26, 2007
Place of Incorporation	People’s Republic of China
Effective Interest held through equity ownership/contractual arrangements.	100.00%
Sohu.com (Game) Limited ("Sohu Game") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation	Feb. 11, 2008
Place of Incorporation	Cayman Islands
Effective Interest held through equity ownership/contractual arrangements.	100.00%
Beijing Changyou Gamespace Software Technology Co., Ltd. ("Gamespace") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation	Oct. 29, 2009
Place of Incorporation	People’s Republic of China
Effective Interest held through equity ownership/contractual arrangements.	100.00%
Changyou.com Korea LLC [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation	Jan. 07, 2010
Place of Incorporation	Korea
Effective Interest held through equity ownership/contractual arrangements.	100.00%
Beijing Sohu New Momentum Information Technology Co., Ltd. ("Sohu New Momentum") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation	May 31, 2010
Place of Incorporation	People’s Republic of China
Effective Interest held through equity ownership/contractual arrangements.	100.00%
Fox Information Technology (Tianjin) Limited [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation	Nov. 17, 2011
Place of Incorporation	People’s Republic of China
Effective Interest held through equity ownership/contractual arrangements.	100.00%
Sohu Focus Limited [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation	Jul. 11, 2013
Place of Incorporation	Cayman Islands
Effective Interest held through equity ownership/contractual arrangements.	100.00%
Sohu Focus (HK) Limited ("Focus HK")
Organization and Nature of Operations [Line Items]
Date of Incorporation	Jul. 26, 2013
Place of Incorporation	Hong Kong
Effective Interest held through equity ownership/contractual arrangements.	100.00%
Beijing Changyou Chuangxiang Software Technology Co., Ltd. ("Changyou Chuangxiang") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation	Nov. 08, 2016
Place of Incorporation	People’s Republic of China
Effective Interest held through equity ownership/contractual arrangements.	100.00%
Beijing Century High-Tech Investment Co., Ltd. ("High Century") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation	Dec. 28, 2001
Place of Incorporation	People’s Republic of China
Effective Interest held through equity ownership/contractual arrangements.	100.00%
Beijing Heng Da Yi Tong Information Technology Co., Ltd. ("Heng Da Yi Tong") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation	Feb. 07, 2002
Place of Incorporation	People’s Republic of China
Effective Interest held through equity ownership/contractual arrangements.	100.00%
Beijing Sohu Internet Information Service Co., Ltd. ("Sohu Internet") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation	Jul. 31, 2003
Place of Incorporation	People’s Republic of China
Effective Interest held through equity ownership/contractual arrangements.	100.00%
Beijing Gamease Age Digital Technology Co., Ltd. ("Gamease") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation	Aug. 23, 2007
Place of Incorporation	People’s Republic of China
Effective Interest held through equity ownership/contractual arrangements.	100.00%
Beijing Sohu Donglin Advertising Co., Ltd. ("Donglin") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation	May 17, 2010
Place of Incorporation	People’s Republic of China
Effective Interest held through equity ownership/contractual arrangements.	100.00%
Shanghai ICE Information Technology Co., Ltd. ("Shanghai ICE") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation	May 28, 2010
Place of Incorporation	People’s Republic of China
Effective Interest held through equity ownership/contractual arrangements.	100.00%
Beijing Guanyou Gamespace Digital Technology Co., Ltd. ("Guanyou Gamespace") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation	Aug. 05, 2010
Place of Incorporation	People’s Republic of China
Effective Interest held through equity ownership/contractual arrangements.	100.00%
Tianjin Jinhu Culture Development Co., Ltd ("Tianjin Jinhu") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation	Nov. 24, 2011
Place of Incorporation	People’s Republic of China
Effective Interest held through equity ownership/contractual arrangements.	100.00%
Beijing Focus Interactive Information Service Co., Ltd. ("Focus Interactive") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation	Jul. 15, 2014
Place of Incorporation	People’s Republic of China
Effective Interest held through equity ownership/contractual arrangements.	100.00%
Guangzhou Qianjun Network Technology Co., Ltd. ("Guangzhou Qianjun") [Member]
Organization and Nature of Operations [Line Items]
Date of Incorporation	Nov. 25, 2014
Place of Incorporation	People’s Republic of China
Effective Interest held through equity ownership/contractual arrangements.	100.00%